UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-7916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  November 30, 2005

Date of reporting period:   May 31, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS.



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO] AllianceBernstein (R)
Investment Research and Management


AllianceBernstein Utility Income Fund

Specialty Equity

Semi-Annual Report

May 31, 2005

-------------------------------------------------------------------------------
The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 15, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Utility Income Fund (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies

This open-end fund seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry.

Investment Results

The table on page 4 provides performance data for the Fund and its benchmark, the Standard & Poor's (S&P) 500 GICS Utilities Composite (the "Composite"), for the six- and 12-month periods ended May 31, 2005. The Composite includes only domestic electric and two gas utilities, but excludes water utilities, telephones and telecommunication equipment companies, and international utilities. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Utility Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

The Fund underperformed its benchmark for the six- and 12-month periods ended May 31, 2005. The Fund's relative underperformance for the six- and 12-month periods was principally attributed to its overweighted position in high quality, more defensive utilities, which include global utilities such as telephones, gas and water and are not included in the benchmark. Approximately 86% of the Fund's investment portfolio was invested in U.S. companies as of May 31, 2005. Global utilities with weaker fundamentals outperformed the electrics with stronger fundamentals. The reason for this was that most of these companies received refinancing from their banks, thus easing their short-term liquidity problems and preventing them from filing for bankruptcy. Most of these fundamentally weak companies abandoned their growth business models and returned to "back-to-basic" strategies. So far, these companies have restored some credibility in management and have started to execute on fundamentals and cash flow improvement. As the market begins to focus on high quality companies with strong fundamentals, performance will likely improve.

Market Review and Investment Strategy

We regard 2005 as a continuation of a restructuring year for the utility sector, as most companies aggressively improved their balance sheets by selling non-core assets, cutting capital expenditures, issuing equity, paying down debt and exiting from some non-regulated businesses. The most encouraging aspect was the sector's improving free cash flow and more disciplined capital deployment, which led to some merger and acquisition (M&A) activities. Separately, utilities benefited from a number of macro trends including the improved credit environment, rising gas and power prices, the reduction of tax rates on dividends and very low long-term interest rates. On the other hand, utilities were negatively impacted by the expectation of rising in-


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 1


terest rates, the increased cost of fuel, health care expenses and pension costs. To mitigate the impact of rising rates on the Fund, the Fund's portfolio manager (the "manager") moved the Fund into companies with higher beta but above-average growth in earnings, dividends and cash flow.

During the period under review, the manager continued to focus the Fund's investments on high quality names with attractive valuations. Within the electric utilities, the manager focused on the regulated integrated utilities instead of the non-regulated electric power marketers and generators. The manager remained cautious of the telephone utilities, primarily because of their fundamental uncertainties and competitive pressures. On the electric side, the manager remained cautious of the non-regulated generation and marketing sectors (given their improving balance sheets and easing liquidity concerns), but positive on the traditional regulated integrated utilities due to their earnings stability, increasing free cash flow and growing dividends.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged S&P 500 GICS Utilities Composite does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Composite includes only domestic electric and two gas utilities, but excludes water utilities, telephones and telecommunication equipment companies, and international utilities. For the six- and 12-month periods ended May 31, 2005, the Lipper Utility Funds Average consisted of 92 and 90 funds, respectively. Funds in the Lipper Average have generally similar investment objectives to AllianceBernstein Utility Income Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund concentrates its investments in the utilities industries and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED MAY 31, 2005                             6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Utility Income Fund
   Class A                                               9.19%        28.68%
-------------------------------------------------------------------------------
   Class B                                               8.80%        27.73%
-------------------------------------------------------------------------------
   Class C                                               8.77%        27.75%
-------------------------------------------------------------------------------
   Advisor Class                                         9.28%        28.98%
-------------------------------------------------------------------------------
   Class R**                                             2.64%*
-------------------------------------------------------------------------------
   Class K**                                             2.76%*
-------------------------------------------------------------------------------
   Class I**                                             2.76%*
-------------------------------------------------------------------------------
S&P 500 GICS Utilities Composite                        11.75%        32.38%
-------------------------------------------------------------------------------
Lipper Utility Funds Average                             8.19%        27.04%
-------------------------------------------------------------------------------

*  Since Inception. (See inception dates below.)


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         28.68%             23.22%
5 Years                         3.01%              2.12%
10 Years                       10.37%              9.89%

Class B Shares
1 Year                         27.73%             23.73%
5 Years                         2.26%              2.26%
10 Years(a)                     9.75%              9.75%

Class C Shares
1 Year                         27.75%             26.75%
5 Years                         2.28%              2.28%
10 Years                        9.61%              9.61%

Advisor Class Shares
1 Year                         28.98%
5 Years                         3.30%
Since Inception*               11.06%

Class R Shares+
Since Inception*                2.64%

Class K Shares+
Since Inception*                2.76%

Class I Shares+
Since Inception*                2.76%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            25.85%
5 Years                                            2.94%
10 Years                                          10.29%

Class B Shares
1 Year                                            26.46%
5 Years                                            3.09%
10 Years(a)                                       10.14%

Class C Shares
1 Year                                            29.56%
5 Years                                            3.10%
10 Years                                          10.00%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

* Inception Date: 10/1/96 for Advisor Class shares; 3/1/05 for Class R, Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                           Beginning                            Ending
                          Account Value                     Account Value                  Expenses Paid
                        December 1, 2004                    May 31, 2005                   During Period*
                -------------------------------   -------------------------------   ---------------------------
                   Actual       Hypothetical        Actual        Hypothetical**      Actual      Hypothetical
                -----------   -----------------   -----------   -----------------   -----------   -------------
Class A            $1,000          $1,000         $1,091.85         $1,018.35        $ 6.88          $ 6.64
---------------------------------------------------------------------------------------------------------------
Class B            $1,000          $1,000         $1,087.96         $1,014.71        $10.67          $10.30
---------------------------------------------------------------------------------------------------------------
Class C            $1,000          $1,000         $1,087.71         $1,014.81        $10.57          $10.20
---------------------------------------------------------------------------------------------------------------
Advisor
  Class            $1,000          $1,000         $1,092.84         $1,019.80        $ 5.37          $ 5.19
---------------------------------------------------------------------------------------------------------------
Class R +          $1,000          $1,000         $1,026.39         $1,009.05        $ 3.46          $ 3.43
---------------------------------------------------------------------------------------------------------------
Class K +          $1,000          $1,000         $1,027.60         $1,009.72        $ 2.78          $ 2.76
---------------------------------------------------------------------------------------------------------------
Class I +          $1,000          $1,000         $1,027.64         $1,010.35        $ 2.15          $ 2.13
---------------------------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.32%, 2.05%, 2.03%, 1.03%, 1.37%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+ The account value and expenses for Class R, Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $228.4


SECTOR BREAKDOWN*
     83.2%   Utilities
      7.5%   Energy
      5.3%   Consumer Services                [PIE CHART OMITTED]
      2.5%   Technology

      1.5%   Short-Term


TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

                                                      U.S. $        Percent of
Company                                                Value        Net Assets
_______________________________________________________________________________

TXU Corp. (common & preferred)                   $ 12,465,043           5.5%
-------------------------------------------------------------------------------
FPL Group, Inc. (common & preferred)               10,638,222           4.7
-------------------------------------------------------------------------------
Exelon Corp.                                        9,421,535           4.1
-------------------------------------------------------------------------------
PNM Resources, Inc. (common & preferred)            9,307,867           4.1
-------------------------------------------------------------------------------
Sempra Energy                                       6,956,833           3.0
-------------------------------------------------------------------------------
DTE Energy Co. (common & preferred)                 6,251,040           2.7
-------------------------------------------------------------------------------
Sprint Corp. (FON Group)                            6,121,496           2.7
-------------------------------------------------------------------------------
NSTAR                                               5,836,438           2.6
-------------------------------------------------------------------------------
Questar Corp.                                       5,768,160           2.5
-------------------------------------------------------------------------------
Public Service 10.25% cv. preferred stock           5,502,350           2.4
-------------------------------------------------------------------------------
                                                 $ 78,268,984          34.3%


* All data are as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-97.5%

UNITED STATES INVESTMENTS-86.1%

Utilities-75.7%
Electric & Gas Utility-67.5%
AES Corp.(a)                                          254,300     $   3,786,527
AGL Resources, Inc.                                   134,700         4,746,828
Allegheny Energy, Inc.(a)                              88,000         2,127,840
Alliant Energy Corp.                                   61,300         1,691,880
Ameren Corp.                                           87,000         4,748,460
American Electric Power Co., Inc.
  9.25% cv. preferred stock                            94,200         4,124,076
Cinergy Corp.                                          68,800         2,836,624
CMS Energy Corp.(a)                                   281,100         3,718,953
Consolidated Edison, Inc.                              98,800         4,496,388
Constellation Energy Group                             21,000         1,122,450
Dominion Resources, Inc.                               42,100         2,960,051
DTE Energy Co.                                         88,000         4,183,520
DTE Energy Co. 8.75%
  cv. preferred stock                                  83,200         2,067,520
Duke Energy Corp.                                     134,000         3,682,320
Edison International                                   52,400         1,925,700
Entergy Corp.                                          61,700         4,431,911
Equitable Resources, Inc.                              65,900         4,188,604
Exelon Corp.                                          201,100         9,421,535
FPL Group, Inc.                                       135,800         5,520,270
FPL Group, Inc. 8.00%
  cv. preferred stock                                  83,300         5,117,952
Georgia Power Co. 6.00%, 8/15/44                       55,000         1,415,700
Great Plains Energy, Inc. 8.00%
  cv. preferred stock                                 110,000         2,976,600
KeySpan Corp.                                         108,084         4,295,249
New Jersey Resources Corp.                             96,350         4,345,385
Northwest Natural Gas Co.                              51,500         1,864,300
NSTAR                                                  99,700         5,836,438
PG&E Corp.                                            152,800         5,465,656
PNM Resources, Inc.                                   124,000         3,613,360
PNM Resources, Inc. 6.75%
  cv. preferred stock                                 107,100         5,694,507
PPL Corp.                                              72,100         4,146,471
Public Service 10.25%
  cv. preferred stock                                  79,000         5,502,350
Questar Corp.                                          91,500         5,768,160
Sempra Energy                                         175,368         6,956,833
Southern Co.                                          128,700         4,369,365
TXU Corp.                                             104,869         8,418,883
TXU Corp. 8.75% cv. preferred stock                   110,400         4,046,160
Xcel Energy, Inc.                                     133,000         2,451,190
                                                                  -------------
                                                                    154,066,016
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Telephone Utility-7.1%
BellSouth Corp.                                       115,900     $   3,101,484
SBC Communications, Inc.                              144,000         3,366,720
Sprint Corp. (FON Group)                              258,400         6,121,496
Verizon Communications, Inc.                          101,100         3,576,918
                                                                  -------------
                                                                     16,166,618
                                                                  -------------
Miscellaneous-1.1%
Aqua America, Inc.                                     96,100         2,615,842
                                                                  -------------
                                                                    172,848,476
                                                                  -------------
Energy-7.4%
Oil Service-0.4%
Halliburton Co.                                        24,200         1,034,308
                                                                  -------------
Pipelines-6.4%
Kinder Morgan, Inc.                                    35,000         2,719,850
ONEOK, Inc.                                           151,600         4,676,860
Southern Union Co. 5.75%
  cv. preferred stock                                  33,100         2,379,063
The Williams Cos., Inc.                               261,700         4,817,897
                                                                  -------------
                                                                     14,593,670
                                                                  -------------
Miscellaneous-0.6%
Peabody Energy Corp.                                   27,000         1,288,980
                                                                  -------------
                                                                     16,916,958
                                                                  -------------
Technology-2.5%
Communication Equipment-2.5%
Nextel Partners, Inc. Cl.A(a)                          93,700         2,225,375
QUALCOMM, Inc.                                         91,000         3,390,660
                                                                  -------------
                                                                      5,616,035
                                                                  -------------
Consumer Services-0.5%
Cellular Communications-0.5%
Nextel Communications, Inc. Cl.A(a)                    39,000         1,177,020
                                                                  -------------
Total United States Investments
  (cost $146,176,567)                                               196,558,489
                                                                  -------------
FOREIGN INVESTMENTS-11.4%
Brazil-0.6%
CPFL Energia S.A. (ADR)                                60,500         1,476,200
                                                                  -------------
Egypt-1.1%
Orascom Telecom Holding SAE (GDR)(b)                   58,000         2,465,000
                                                                  -------------
France-1.0%
Veolia Environnement (ADR)                             62,874         2,379,781
                                                                  -------------
Hong Kong-2.2%
Hong Kong and China Gas Co., Ltd.                   2,453,000         4,943,523
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mexico-2.7%
America Movil S.A. de C.V. Series L (ADR)              78,500     $   4,449,380
Grupo Televisa S.A. (ADR)                              29,000         1,740,000
                                                                  -------------
Total Mexico                                                          6,189,380
                                                                  -------------
Peoples Republic of China-0.6%
Datang International Power Generation Co.,
  Ltd. Cl.H                                         1,882,000         1,375,418
                                                                  -------------
Russia-1.0%
Mobile TeleSystems (ADR)                               62,000         2,176,200
                                                                  -------------
United Kingdom-1.5%
National Grid Transco Plc                             348,000         3,399,385
                                                                  -------------
Venezuela-0.7%
Compania Anonima Nacional Telefonos de
  Venezuela (ADR)                                      88,900         1,696,212
                                                                  -------------
Total Foreign Investments
  (cost $19,265,449)                                                 26,101,099
                                                                  -------------
Total Common & Preferred Stocks
  (cost $165,442,016)                                               222,659,588
                                                                  -------------
SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
  2.35%, 6/01/05
  (cost $3,498,000)                                    $3,498         3,498,000
                                                                  -------------
Total Investments-99.0%
  (cost $168,940,016)                                               226,157,588
Other assets less liabilities-1.0%                                    2,202,202
                                                                  -------------
Net Assets-100%                                                   $ 228,359,790
                                                                  =============


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the market value of this security amounted to $2,465,000 or 1.1% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)


ASSETS
Investments in securities, at value (cost $168,940,016)          $  226,157,588
Cash                                                                        178
Receivable for investment securities sold                             1,564,899
Dividends and interest receivable                                       798,935
Receivable for capital stock sold                                       554,045
Prepaid Expenses                                                         68,733
                                                                 --------------
Total assets                                                        229,144,378
                                                                 --------------
LIABILITIES
Payable for capital stock redeemed                                      429,812
Distribution fee payable                                                145,989
Advisory fee payable                                                    104,898
Transfer Agent fee payable                                               70,314
Accrued expenses                                                         33,575
                                                                 --------------
Total liabilities                                                       784,588
                                                                 --------------
Net Assets                                                       $  228,359,790
                                                                 ==============

COMPOSITION OF NET ASSETS
Capital stock, at par                                            $       13,803
Additional paid-in capital                                          253,844,233
Undistributed net investment income                                   1,162,862
Accumulated net realized loss on investment and
  foreign currency transactions                                     (83,878,453)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities                57,217,345
                                                                 --------------
                                                                 $  228,359,790
                                                                 ==============


CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE

                                                         Net Asset Value and:
                                                    ----------------------------       Maximum
                                     Shares          Offering         Redemption       Offering
Class           Net Assets        Outstanding         Price             Price           Price *
-------------------------------------------------------------------------------------------------
A              $ 71,748,272         4,304,199              --           $16.67         $17.41
B              $112,700,800         6,842,599          $16.47               --             --
C              $ 40,032,125         2,424,740          $16.51               --             --
Advisor        $  3,847,760           229,790          $16.74           $16.74             --
R              $     10,311            618.41          $16.67           $16.67             --
K              $     10,312            618.41          $16.68           $16.68             --
I              $     10,210            612.37          $16.67           $16.67             --


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 11


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2005 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $13,786)                                     $  4,201,796
Interest                                                40,273     $  4,242,069
                                                  ------------
EXPENSES
Advisory fee                                           595,225
Distribution fee--Class A                               96,231
Distribution fee--Class B                              559,977
Distribution fee--Class C                              189,418
Distribution fee--Class R                                   13
Distribution fee--Class K                                    6
Transfer agency                                        246,139
Custodian                                               75,156
Printing                                                41,426
Legal                                                   41,413
Administrative                                          40,330
Registration                                            37,379
Audit                                                   28,905
Directors' fees                                         10,841
Miscellaneous                                            6,034
                                                  ------------
Total expenses                                       1,968,493
Less: expense offset arrangement
  (see Note B)                                            (541)
                                                  ------------
Net expenses                                                          1,967,952
                                                                   ------------
Net investment income                                                 2,274,117
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                            10,993,216
  Foreign currency transactions                                          (8,324)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         5,259,216
  Foreign currency denominated assets
    and liabilities                                                        (239)
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                              16,243,869
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $ 18,517,986
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                               Six Months Ended    Year Ended
                                                 May 31, 2005      November 30,
                                                  (unaudited)          2004
                                                ==============   ==============
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    2,274,117   $    4,113,319
Net realized gain on investment
  and foreign currency transactions                 10,984,892       16,162,768
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 5,258,977       28,989,739
                                                --------------   --------------
Net increase in net assets from
  operations                                        18,517,986       49,265,826

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,101,848)      (1,241,661)
  Class B                                           (1,644,231)      (1,750,932)
  Class C                                             (539,251)        (521,345)
  Advisor Class                                        (41,248)         (59,858)
  Class R                                                  (53)              -0-
  Class K                                                  (59)              -0-
  Class I                                                  (65)              -0-

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (1,163,330)     (28,257,273)
                                                --------------   --------------
Total increase                                      14,027,901       17,434,757

NET ASSETS
Beginning of period                                214,331,889      196,897,132
                                                --------------   --------------
End of period (including undistributed
  net investment income of $1,162,862
  and $2,215,500, respectively)                 $  228,359,790   $  214,331,889
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 13


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE B

Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .75% of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $40,330 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc. ("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $129,898 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $541 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $5,699 from the sale of Class A shares and received $980, $60,140 and $1,005 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005 amounted to $118,553, of which $6,960 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $8,124,568, $1,759,762, $0 and $0 for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $   55,414,691   $   59,480,164
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   58,025,894
Gross unrealized depreciation                                          (808,322)
                                                                 --------------
Net unrealized appreciation                                      $   57,217,572
                                                                 ==============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrowers's failure to return a loaned security when due. As of May 31, 2005, the Fund had no securities on loan.

NOTE F

Capital Stock

There are 21,000,000,000 shares of $.001 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                         Ended       Year Ended       Ended        Year Ended
                     May 31, 2005   November 30,   May 31, 2005    November 30,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,013,888       966,073    $ 16,383,461    $ 13,363,727
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               57,857        75,584         914,689       1,001,917
-------------------------------------------------------------------------------
Shares converted
  from Class B            48,957       197,355         790,452       2,684,970
-------------------------------------------------------------------------------
Shares redeemed         (816,569)   (1,452,600)    (13,058,118)    (19,711,729)
-------------------------------------------------------------------------------
Net increase
  (decrease)             304,133      (213,588)   $  5,030,484    $ (2,661,115)
===============================================================================

Class B
Shares sold              440,216       706,197    $  6,979,489    $  9,482,220
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               75,744        93,519       1,184,494       1,219,830
-------------------------------------------------------------------------------
Shares converted
  to Class A             (49,502)     (199,491)       (790,452)     (2,684,970)
-------------------------------------------------------------------------------
Shares redeemed         (968,185)   (2,217,043)    (15,299,147)    (29,826,178)
-------------------------------------------------------------------------------
Net decrease            (501,727)   (1,616,818)   $ (7,925,616)   $(21,809,098)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    May 31, 2005   November 30,   May 31, 2005     November 30,
                     (unaudited)       2004        (unaudited)         2004
                     ------------  ------------  --------------  --------------
Class C
Shares sold              260,732       515,872    $  4,147,949    $  7,100,564
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               21,492        25,059         336,960         327,662
-------------------------------------------------------------------------------
Shares redeemed         (269,279)     (792,974)     (4,244,463)    (10,585,311)
-------------------------------------------------------------------------------
Net increase
  (decrease)              12,945      (252,043)   $    240,446    $ (3,157,085)
===============================================================================

Advisor Class
Shares sold              115,981        13,248    $  1,890,385    $    182,177
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                1,648         2,456          26,147          32,673
-------------------------------------------------------------------------------
Shares redeemed          (28,222)      (61,256)       (455,376)       (844,825)
-------------------------------------------------------------------------------
Net increase
  (decrease)              89,407       (45,552)   $  1,461,156    $   (629,975)
===============================================================================

                        March 1,                      March 1,
                      2005(a) to                    2005(a) to
                     May 31, 2005                  May 31, 2005
                     (unaudited)                   (unaudited)
                    -------------                 -------------
Class R
Shares sold                  618                  $     10,100
---------------------------------------------------------------
Net increase                 618                  $     10,100
===============================================================

Class K
Shares sold                  618                  $     10,100
---------------------------------------------------------------
Net increase                 618                  $     10,100
===============================================================

Class I
Shares sold                  612                  $     10,000
---------------------------------------------------------------
Net increase                 612                  $     10,000
===============================================================

(a) Commencement of distribution.


NOTE G

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    3,573,796   $    2,890,700
                                            --------------   --------------
Total taxable distributions                      3,573,796        2,890,700
  Tax return of capital                                 -0-              -0-
                                            --------------   --------------
Total distributions paid                    $    3,573,796   $    2,890,700
                                            ==============   ==============

As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    2,215,500
Accumulated capital and other losses                            (93,481,639)(a)
Unrealized appreciation/(depreciation)                           50,576,662(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $  (40,689,477)
                                                             ==============

(a) On November 30, 2004, the Fund had a net capital loss carryforward of $93,481,639, of which $5,142,408 expires in the year 2009 and $88,339,231 which expires in the year 2010. During the fiscal year, the Fund utilized capital loss carryforwards of $16,000,728.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE J

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such com-


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

pensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class A
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                         May 31,                        Year Ended November 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2004         2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $15.54       $12.39       $11.01       $14.17       $17.90       $16.91

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                    .21          .35(b)(c)    .32(b)       .27(b)       .23         1.40
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions            1.20         3.11         1.30        (3.17)       (2.88)         .85
Net increase (decrease) in net
  asset value from operations              1.41         3.46         1.62        (2.90)       (2.65)        2.25

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.28)        (.31)        (.24)        (.26)        (.97)        (.32)
Tax return of capital                        -0-          -0-          -0-          -0-        (.11)          -0-
Distributions from net realized
  gain on investment
  transactions                               -0-          -0-          -0-          -0-          -0-        (.94)
Total dividends and distributions          (.28)        (.31)        (.24)        (.26)       (1.08)       (1.26)
Net asset value, end of period           $16.67       $15.54       $12.39       $11.01       $14.17       $17.90

TOTAL RETURN
Total investment return based on
  net asset value(d)                       9.19%       28.37%       14.89%      (20.65)%     (15.75)%      14.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $71,749      $62,166      $52,188      $48,908      $73,487      $52,172
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.32%(e)     1.39%        1.50%        1.50%        1.46%        1.46%
  Expenses, before waivers/
    reimbursements                         1.32%(e)     1.53%        1.70%        1.61%        1.46%        1.46%
  Net investment income                    2.63%(e)     2.59%(b)(c)  2.79%(b)     2.18%(b)     1.38%        8.08%
Portfolio turnover rate                      26%          45%          74%          99%          21%          24%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 25


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Class B
                                       ----------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                         May 31,                         Year Ended November 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2004         2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $15.36       $12.24       $10.87       $13.98       $17.72       $16.80

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                    .15          .25(b)(c)    .24(b)       .18(b)       .11         1.30
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions            1.19         3.08         1.27        (3.12)       (2.84)         .81
Net increase (decrease) in net
  asset value from operations              1.34         3.33         1.51        (2.94)       (2.73)        2.11

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.23)        (.21)        (.14)        (.17)        (.90)        (.25)
Tax return of capital                        -0-          -0-          -0-          -0-        (.11)          -0-
Distributions from net realized
  gain on investment
  transactions                               -0-          -0-          -0-          -0-          -0-        (.94)
Total dividends and distributions          (.23)        (.21)        (.14)        (.17)       (1.01)       (1.19)
Net asset value, end of period           $16.47       $15.36       $12.24       $10.87       $13.98       $17.72

TOTAL RETURN
Total investment return based on
  net asset value(d)                       8.80%       27.50%       13.99%      (21.18)%     (16.38)%      13.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $112,701     $112,838     $109,717     $112,372     $181,338     $142,975
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         2.05%(e)     2.13%        2.20%        2.20%        2.17%        2.18%
  Expenses, before waivers/
    reimbursements                         2.05%(e)     2.27%        2.44%        2.34%        2.17%        2.18%
  Net investment income                    1.85%(e)     1.84%(b)(c)  2.08%(b)     1.49%(b)      .67%        7.63%
Portfolio turnover rate                      26%          45%          74%          99%          21%          24%



See footnote summary on page 31.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class C
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                         May 31,                         Year Ended November 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2004         2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $15.40       $12.27       $10.89       $14.00       $17.74       $16.82

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                    .15          .25(b)(c)    .24(b)       .18(b)       .11         1.30
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions            1.19         3.09         1.28        (3.12)       (2.84)         .81
Net increase (decrease) in net
  asset value from operations              1.34         3.34         1.52        (2.94)       (2.73)        2.11

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.23)        (.21)        (.14)        (.17)        (.90)        (.25)
Tax return of capital                        -0-          -0-          -0-          -0-        (.11)          -0-
Distributions from net realized
  gain on investment
  transactions                               -0-          -0-          -0-          -0-          -0-        (.94)
Total dividends and distributions          (.23)        (.21)        (.14)        (.17)       (1.01)       (1.19)
Net asset value, end of period           $16.51       $15.40       $12.27       $10.89       $14.00       $17.74

TOTAL RETURN
Total investment return based on
  net asset value(d)                       8.87%       27.52%       14.06%      (21.15)%     (16.36)%      13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $40,032      $37,137      $32,680      $32,013      $49,259      $34,253
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         2.03%(e)     2.10%        2.20%        2.20%        2.17%        2.18%
  Expenses, before waivers/
    reimbursements                         2.03%(e)     2.25%        2.42%        2.33%        2.17%        2.18%
  Net investment income                    1.89%(e)     1.88%(b)(c)  2.09%(b)     1.50%(b)      .68%        7.64%
Portfolio turnover rate                      26%          45%          74%          99%          21%          24%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 27


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Advisor Class
                                       ----------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                         May 31,                        Year Ended November 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2004         2003         2002         2001         2000
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $15.61       $12.44       $11.07       $14.23       $17.97       $16.95

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(a)                    .23          .39(b)(c)    .37(b)       .33(b)       .27         1.54
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions            1.20         3.13         1.28        (3.19)       (2.89)         .77
Net increase (decrease) in net
  asset value from operations              1.43         3.52         1.65        (2.86)       (2.62)        2.31

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                   (.30)        (.35)        (.28)        (.30)       (1.00)        (.35)
Tax return of capital                        -0-          -0-          -0-          -0-        (.12)          -0-
Distributions from net realized
  gain on investment
  transactions                               -0-          -0-          -0-          -0-          -0-        (.94)
Total dividends and distributions          (.30)        (.35)        (.28)        (.30)       (1.12)       (1.29)
Net asset value, end of period           $16.74       $15.61       $12.44       $11.07       $14.23       $17.97

TOTAL RETURN
Total investment return based on
  net asset value(d)                       9.28%       28.79%       15.12%      (20.32)%     (15.58)%      14.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $3,848       $2,191       $2,312       $2,563       $3,890       $2,016
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.03%(e)     1.10%        1.20%        1.20%        1.16%        1.17%
  Expenses, before waivers/
    reimbursements                         1.03%(e)     1.24%        1.41%        1.31%        1.16%        1.17%
  Net investment income                    3.02%(e)     2.88%(b)(c)  3.21%(b)     2.49%(b)     1.65%        8.64%
Portfolio turnover rate                      26%          45%          74%          99%          21%          24%



See footnote summary on page 31.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                   Class R
                                                                 ------------
                                                               March 1, 2005(f)
                                                                  to May 31,
                                                                     2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $16.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                               .12
Net realized and unrealized gain on investment and foreign
  currency transactions                                                .31
Net increase in net asset value from operations                        .43

LESS: DIVIDENDS
Dividends from net investment income                                  (.09)
Net asset value, end of period                                      $16.67

TOTAL RETURN
Total investment return based on net asset value(d)                   2.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses                                                            1.37%(e)
  Net investment income                                               2.91%(e)
Portfolio turnover rate                                                 26%


See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 29


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                   Class K
                                                                 ------------
                                                               March 1, 2005(f)
                                                                  to May 31,
                                                                     2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $16.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                               .13
Net realized and unrealized gain on investment and foreign
  currency transactions                                                .32
Net increase in net asset value from operations                        .45

LESS: DIVIDENDS
Dividends from net investment income                                  (.10)
Net asset value, end of period                                      $16.68

TOTAL RETURN
Total investment return based on net asset value(d)                   2.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses                                                            1.10%(e)
  Net investment income                                               3.19%(e)
Portfolio turnover rate                                                 26%


See footnote summary on page 31.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                   Class I
                                                                 ------------
                                                               March 1, 2005(f)
                                                                 to May 31,
                                                                     2005
                                                                 (unaudited)
                                                                 ------------
Net asset value, beginning of period                                $16.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                               .14
Net realized and unrealized gain on investment and foreign
  currency transactions                                                .31
Net increase in net asset value from operations                        .45

LESS: DIVIDENDS
Dividends from net investment income                                  (.11)
Net asset value, end of period                                      $16.67

TOTAL RETURN
Total investment return based on net asset value(d)                   2.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses                                                             .85%(e)
  Net investment income                                               3.44%(e)
Portfolio turnover rate                                                 26%


(a)  Based on average shares outstanding.

(b)  Net of fees and expenses waived/reimbursed by the Adviser.

(c)  Net of fees and expenses waived/reimbused by the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and disributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 31


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Annie Tsao(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York 10017


(1) Member of the Audit Committee, the Independent Directors Committee and the Governance and Nominating Committee.

(2) Ms. Tsao is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN UTILITY INCOME FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN UTILITY INCOME FUND o 33


ALLIANCEBERNSTEIN UTILITY INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (R)
Investment Research and Management


ACBVIUIFSR0505


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
----------      ----------------------

11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:    /s/ Marc O. Mayer
       -----------------
      Marc O. Mayer
      President

Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 29, 2005